Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Zhongchao Inc. (“Zhongchao Cayman”, or the “Company”) is a holding company incorporated on April 16, 2019, under the laws of the Cayman Islands. The Company commenced operations on August 17, 2012, through its variable interest entity (“VIE”), Zhongchao Medical Technology (Shanghai) Limited (“Zhongchao Shanghai”), a limited liability company established under the laws of the PRC. The Company provides customized medical courses and customized medical training services to pharmaceutical enterprises, and not-for-profit organizations (“NFPs”) including medical associations, medical institutions, medical journals, medical foundations, hospitals and etc. and sales of pharmaceutical products in the PRC.

The consolidated financial statements reflect the activities of Zhongchao Shanghai and each of the following entities:

Name	Background		Ownership
Zhongchao Group Inc. (“Zhongchao BVI”)	●	A BVI company	100% owned by Zhongchao Cayman
	●	Incorporated on April 23, 2019
	●	A holding company
Zhongchao USA LLC (“Zhongchao USA”)	●	A United States company	100% owned by Zhongchao Cayman
	●	Incorporated on 3 September, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Japan (“Zhongchao Japan”)	●	A Japan company	100% owned by Zhongchao USA since December 2021. Before December 2021, 10% owned by Zhongchao USA and 90% owned by Mr. Weiguang Yang
	●	Incorporated on 1 October, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Group Limited (“Zhongchao HK”)	●	A Hong Kong company	100% owned by Zhongchao BVI
	●	Incorporated on May 14, 2019
	●	A holding company
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”)	●	A PRC company and deemed a wholly foreign owned enterprise	100% owned by Zhongchao HK
	●	Incorporated on May 29, 2019
	●	A holding company
Zhongchao Shanghai	●	A PRC limited liability company	VIE of Beijing Zhongchao Zhongxing Technology Limited
	●	Incorporated on August 17, 2012
	●	Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting
	●	The Beijing Branch of Zhongchao Shanghai was discontinued on October 27, 2023
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”)	●	A PRC limited liability company	100% owned by Zhongchao Shanghai
	●	Incorporated on March 12, 2015
	●	Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).
	●	Dissolved on March 27, 2024

Zhongchao Inc. (“Zhongchao Cayman”, or the “Company”) is a holding company incorporated on April 16, 2019, under the laws of the Cayman Islands. The Company commenced operations on August 17, 2012, through its variable interest entity (“VIE”), Zhongchao Medical Technology (Shanghai) Limited (“Zhongchao Shanghai”), a limited liability company established under the laws of the PRC. The Company provides customized medical courses and customized medical training services to pharmaceutical enterprises, and not-for-profit organizations (“NFPs”) including medical associations, medical institutions, medical journals, medical foundations, hospitals and etc. and sales of pharmaceutical products in the PRC.

The consolidated financial statements reflect the activities of Zhongchao Shanghai and each of the following entities:

Name	Background		Ownership
Zhongchao Group Inc. (“Zhongchao BVI”)	●	A BVI company	100% owned by Zhongchao Cayman
	●	Incorporated on April 23, 2019
	●	A holding company
Zhongchao USA LLC (“Zhongchao USA”)	●	A United States company	100% owned by Zhongchao Cayman
	●	Incorporated on 3 September, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Japan (“Zhongchao Japan”)	●	A Japan company	100% owned by Zhongchao USA since December 2021. Before December 2021, 10% owned by Zhongchao USA and 90% owned by Mr. Weiguang Yang
	●	Incorporated on 1 October, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Group Limited (“Zhongchao HK”)	●	A Hong Kong company	100% owned by Zhongchao BVI
	●	Incorporated on May 14, 2019
	●	A holding company
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”)	●	A PRC company and deemed a wholly foreign owned enterprise	100% owned by Zhongchao HK
	●	Incorporated on May 29, 2019
	●	A holding company
Zhongchao Shanghai	●	A PRC limited liability company	VIE of Beijing Zhongchao Zhongxing Technology Limited
	●	Incorporated on August 17, 2012; Beijing Branch of Zhongchao Shanghai was discontinued on October 27, 2023.
	●	Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”)	●	A PRC limited liability company	100% owned by Zhongchao Shanghai
	●	Incorporated on March 12, 2015 and dissolved on March 27, 2024
	●	Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).

Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”)	●	A PRC limited liability company	100% owned by Shanghai Maidemu; subsequently 100% owned by Zhongchao Shanghai in August 2023.
	●	Incorporated on September 28, 2016
	●	Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”)	●	A PRC limited liability company	100% owned by Zhongchao Shanghai
	●	Incorporated on May 27, 2017; Beijing branch was discontinued on May 29, 2023.
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”)	●	A PRC limited liability company	93.33% owned by Shanghai Zhongxun*
	●	Incorporated on October 10, 2018
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”)	●	A PRC limited liability company	70% owned by Zhongchao Shanghai, and 30% owned by Mr. Zhengbo Ma on behalf of Zhongchao Shangha before December 8, 2021, and 30% owned by Shanghai Lingzhong Enterprise Management LLP on behalf of Zhongchao Shanghai after December 8, 2021
	●	Incorporated on April 27, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”)	●	A PRC limited liability company	100% owned by Beijing Boya
	●	Incorporated on July 16, 2021 and dissolved on July 24, 2023.
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”)	●	A PRC limited liability company	100% owned by Beijing Boya
	●	Incorporated on July 6, 2020
	●	Engaged in online hospital services, medical services, elderly nursing services, remote healthcare management services, healthcare consulting services, sales of medical appliances and other medical products.
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxin
	●	Incorporated on January 13, 2021
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.

Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxin
	●	Incorporated on July 21, 2021
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Ningxia Zhongxin Internet Hospital Co., Ltd. (“Ningxia Zhongxin”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxin
	●	Incorporated on May 18, 2021 and cancelled on September 1, 2022
	●	Engaged in online hospital operation, provide online medical service, online consultation, prescription information services, and medication retails.
Chongqing Xinjiang Pharmaceutical Co., Ltd. (“Chongqing Xinjiang”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxun
	●	Incorporated on January 18, 2022
	●	Engaged in trading of patented drugs
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”)	●	A PRC limited liability company	100% owned by Hainan Muxin
	●	Incorporated on November 8, 2021
	●	Acquired by the Company on August 31, 2022
	●	Provision of online platform for communication between hospitals and patients
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”)	●	A PRC limited liability company	60% owned by Beijing Yisuizhen
	●	Incorporated on July 1, 2003
	●	Acquired by the Company on August 31, 2022
	●	Provision of online platform for communication between hospitals and patients
Shanghai Maidemu Health Management Co., Ltd. (“Maidemu Health”)	●	A PRC limited liability company	100% owned by Zhongchao Shanghaiha
	●	Incorporated on August 9, 2023
	●	Engaged in health consultation services

*

51% of the equity interest owned by Shanghai Zhongxun before November 2020. Through certain entrustment agreements signed in November 2020, Mr. Weiguang Yang, Beijing Zhongchao Yixin Management Consulting Partnership, LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting Partnership, LLP (“Zhongren Yixin”), hold 19%, 20% and 10% of the equity interest of Shanghai Zhongxin on behalf of Shanghai Zhongxun, respectively. As a result, Shanghai Zhongxun owned 100% of Shanghai Zhongxin’s equity interest as of December 31, 2021.

In the year of 2022, Mr. Weiguang Yang transferred 6.67% to four shareholders of West Angel, as a part of consideration to acquire 60% equity interest in West Angel. Shanghai Zhongxun owns 93.33% of Shanghai Zhongxin’s equity interest as of December 31, 2022.

On August 14, 2019, Zhongchao WFOE entered into a series of agreements (the “VIE Agreements”) with Zhongchao Shanghai and the shareholders of Zhongchao Shanghai. The VIE Agreements allows Zhongchao Cayman to consolidate the financial statements and received the economic benefits of the operation results of Zhongchao Shanghai through the VIE Agreements. Under U.S. GAAP, for accounting purposes, Zhongchao Cayman was deemed to have a controlling financial interest in, and be the primary beneficiary of Zhongchao Shanghai, because pursuant to the VIE Agreements, the operations of Zhongchao Shanghai were solely for the benefit of Zhongchao WFOE and ultimately, Zhongchao Cayman.

On August 14, 2019, Zhongchao Cayman completed a reorganization of entities under common control of Weiguang Yang, who owned a majority of the voting power of Zhongchao Cayman prior to the reorganization. Zhongchao Cayman, Zhongchao Group Inc. (“Zhongchao BVI”), and Zhongchao Group Limited (“Zhongchao HK”) were established as the holding companies of Zhongchao WFOE. Zhongchao WFOE is the primary beneficiary of Zhongchao Shanghai and its subsidiaries, and all of these entities are under common control which results in the consolidation of Zhongchao Shanghai and subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the consolidated financial statements. Total assets and liabilities presented on the Company’s consolidated balance sheets and revenues, expenses, net incomes presented on consolidated statements of operations as well as the cash flows from operating, investing and financing activities presented on the consolidated statements of cash flows are substantially the financial positions, operations and cash flows of Zhongchao Shanghai and its subsidiaries.

On August 15, 2019, Yantai Hanfujingfei Investment Centre (LP) (“Yantai HF”), a 6.25% shareholder of Zhongchao Shanghai, planned to withdraw its equity interest in Zhongchao Shanghai (which is representative of 135,007 shares in Zhongchao Shanghai, among which 675,068 shares were issued by Zhongchao Shanghai and the remaining 675,000 shares were purchased from two existing shareholders), and to contribute the same amount of capital to Zhongchao Cayman directly. The Company and HF Capital Management Delta, Inc. (“HF Capital”), the sole member of which was the managing partner of Yantai HF, entered into a certain warrant agreement to purchase ordinary shares of the Company, pursuant to which the Company granted a warrant to HF Capital, who expects to exercise the warrant and receive the ordinary shares of the Company before the effective date and closing of the offering because these conditions are considered to be administrative procedures and there are no uncertainties of going through them. The warrant entitled HF Capital to purchase 135,007 Class A Ordinary Shares, representing 5.18% economic beneficial interest, or 1.31% of the voting ownership interest of the Company as of December 31, 2023, from the Company, if the following conditions are met:

1)	All PRC governmental consent and approval required for HF Capital to exercise the warrant and payment of the capital contribution have been obtained, including without limitation, any approval or filing with respect to HF Capital’s investment into the Company, and payment by HF Capital of the capital contribution to the Company, and reasonable evidence thereof shall have been provided to the Company;

2)	HF Capital has fully paid the capital contribution to Zhongchao Cayman; and

3)	The Company released the paid-in capital of HF Capital from Zhongchao Shanghai

The practice is solely a result of tax planning from HF Capital. As the warrant does not cause the Company to transfer or receive any assets, or exchange any other financial instruments on potentially favorable or unfavorable terms with shareholder. The warrant does not meet the definition of a financial instrument as defined in ASC 480 Distinguishing Liabilities from Equity. The management believed the agreement between the Company and HF Capital is a commitment rather than a financial instrument. As such, the warrant is not subject to accounting treatment. In addition, the management expected that there is no circumstance under which the 135,007 Class A Ordinary Shares would not be issued, thus the 135,007 underlying Class A Ordinary Shares should be included in the ordinary shares outstanding as of December 31, 2023, 2022 and 2021 and in the calculation of the basic and diluted weighted average ordinary share issued and outstanding for calculating basic and diluted earnings per share.

On December 2, 2019, the registration of HF Capital’s withdrawal of its capital contribution in Zhongchao Shanghai was completed with local State Administration for Industry and Commerce. The paid-in capital of HF Capital in an amount of RMB20 million (approximately US$2.9 million) is currently being held in the corporate bank account of Zhongchao Shanghai and is to be deposited in a designated bank account mutually controlled by Zhongchao Shanghai and HF Capital after the completion of HF Capital’s ODI procedures and to be released as HF Capital’s capital contribution in Zhongchao Cayman.

Susbequently, in 2020 through 2023, the VIE and VIE’s subsidiaries established a series of subsidiaries including Beijing Boya, Hainan Zhongteng, Liaoning Zhixun, Shanghai Xinyuan, Hainan Muxin, Ningxia Zhongxin, Chongqing Xinjiang, Beijing Yisuizhen and Maidemu Health to continually expand its operations in different regions and develop new markets. Additionally, with the establishment of Chongqing Xinjiang, started in 2022, the Company started to sell patented drugs.

Class A Ordinary Shares issued and outstanding presented on the financial statements is reconciled with the number of shares legally as follows:

	December 31, 2023	December 31, 2022
Number of Class A Ordinary Shares legally issued and outstanding	1,919,936	1,918,136
Class A Ordinary Shares committed to be issued to HF Capital	135,007	135,007
Number of Class A Ordinary Shares outstanding and issued presented on the financial statements	2,054,943	2,053,143

VIE Agreements with Zhongchao Shanghai

Due to the restrictions imposed by PRC laws and regulations on foreign ownership of companies engaged in value-added telecommunication services and certain other businesses, the Company operates its businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. As such, Zhongchao Cayman consolidated Zhongchao Shanghai’s financial statements and received the economic benefits of the operation results of Zhongchao Shanghai through VIE Arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such VIE Arrangements consist of a series of six agreements (collectively, the “VIE Arrangements”), which were signed on August 14, 2019.

On August 1, 2020, all shareholders of Zhongchao Shanghai, except Mr. Yang and Shanghai Xingzhong Investment Management LP (“Shanghai Xingzhong,”) decided to withdraw their capital contribution from Zhongchao Shanghai (the “Capital Reduction”). Given the effect of the Capital Reduction, Mr. Yang became the 76.4% shareholder of Zhongchao Shanghai with the remaining equity interests held by Shanghai Xingzhong. On September 10, 2020, Zhongchao WFOE, and Zhongchao Shanghai, and its shareholders signed a confirmation agreement to confirm that the VIE Agreements entered on August 14, 2019 have been terminated because of the Capital Reduction.

Accordingly, on September 10, 2020, to clarify the legal effect of the Capital Reduction and to sustain the effective control over Zhongchao Shanghai by the Company, Mr. Yang and Shanghai Xingzhong, as the shareholders of Zhongchao Shanghai, signed a series of VIE agreements with Zhongchao WFOE, the terms of which are substantially the same as those of the VIE Agreements except the number of shareholders of Zhongchao Shanghai reduced to two (the “2020 VIE Agreements”). Upon entry into the 2020 VIE Agreements, the VIE Agreements, except for the Master Exclusive Service Agreement dated August 14, 2020, were expired.

On September 9, 2021, Shanghai Xingzhong transferred its equity interest in Zhongchao Shanghai to Shanghai Xingban Enterprises Management Partnership (Limited Partnership) (“Shanghai Xingban”). On September 10, 2021, to clarify the legal effect of such share transfer and to sustain the Company’s ability to consolidate the financial results of Zhongchao Shanghai, Mr. Yang and Shanghai Xingban, as the shareholders collectively holding 100% equity interest in Zhongchao Shanghai, signed a series of VIE agreements with Zhongchao WFOE (the “2021 VIE Agreements”). Upon entry into the 2021 VIE Agreements, the 2020 VIE Agreements dated August 14, 2020, except for the Master Exclusive Service Agreement, were expired.

The significant terms of the VIE Arrangements, 2020 VIE Arrangements and 2021 VIE Agreements by and among the Company’s wholly-owned subsidiary, Zhongchao WFOE, its consolidated variable interest entity, Zhongchao Shanghai, and the shareholders of Zhongchao Shanghai are as follows:

Agreements that Provide Us Effective Control  over Zhongchao Shanghai

The Company’s wholly foreign owned entity, Zhongchao WFOE, has entered into the following agreements with Zhongchao Shanghai and its shareholders.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement dated August 14, 2019, each shareholder of Zhongchao Shanghai (collectively “Shareholder”) has pledged all of its equity interest in Zhongchao Shanghai to guarantee the shareholder’s and Zhongchao Shanghai’s performance of their obligations under the master exclusive service agreement, business cooperation agreement, exclusive option agreement and proxy agreement and power of attorney. If Zhongchao Shanghai or any of its shareholders breaches their contractual obligations under these agreements, Zhongchao WFOE, as pledgee, will be entitled to dispose the pledged equity interest entirely or partially. Each of the shareholders of Zhongchao Shanghai agrees that, during the term of the equity interest pledge agreement, it will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests without the prior written consent of Zhongchao WFOE. In addition, Zhongchao WFOE has the right to collect dividends generated by the pledged equity interest during the term of the pledge. The term of the initial equity interest pledge agreement is 20 years. After the expiration of the term of initial pledge registration, Zhongchao WFOE may at its sole discretion require the Shareholders to extend the term of the equity interest registration.

Proxy Agreement and Power of Attorney

Pursuant to the proxy agreement and power of attorney dated August 14, 2019, each shareholder of Zhongchao Shanghai has irrevocably appointed Zhongchao WFOE to act as such shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of Zhongchao Shanghai requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in Zhongchao Shanghai, oversee and review Zhongchao Shanghai’s operation and financial information. Zhongchao WFOE is entitled to designate any person to act as such shareholder’s exclusive attorney-in-fact without notifying or the approval of such shareholder, and if required by PRC law, Zhongchao WFOE shall designate a PRC citizen to exercise such right. Each proxy agreement power of attorney will remain in force for so long as the Zhongchao Shanghai exists. The shareholders of Zhongchao Shanghai do not have the right to terminate this agreement or revoke the appointment of the attorney-in-fact without the prior written consent of Zhongchao WFOE

Spouse Consent Letters

Pursuant to the Spouse Consent Letters dated August 14, 2019, the spouse of each married shareholder of Zhongchao Shanghai, unconditionally and irrevocably agreed not to assert any rights over the equity interest in Zhongchao Shanghai held by and registered in the name of their spouse. In addition, each of them agreed to be bound by the VIE Arrangements described here if the spouse obtains any equity interest in Zhongchao Shanghai for any reason.

Master Exclusive Service Agreement

Under the master exclusive service agreement between Zhongchao WFOE and Zhongchao Shanghai dated August 14, 2019, Zhongchao WFOE has the exclusive right to provide Zhongchao Shanghai with technical support, consulting services and other services. Zhongchao WFOE has the right to designate and appoint, at its sole discretion, any entities affiliated with the Zhongchao WFOE to provide any and all services. The service fees are calculated and paid on a yearly basis and at the amount that equals to 100% of the consolidated net profits of Zhongchao Shanghai. Zhongchao WFOE may adjust the service fee at its discretion after taking into account multiple factors, such as the difficulty of the services provided, the time consumed, the content and commercial value of services provided and the market price of comparable services. Zhongchao WFOE owns the intellectual property rights arising out of the performance of this agreements. Zhongchao Shanghai shall seek approval from Zhongchao WFOE prior to entering into any contracts obtaining the same or similar services as provided under the Master Exclusive Service Agreement. This agreement will remain effective as long as Zhongchao Shanghai exists, unless Zhongchao WFOE advance written notice to Zhongchao Shanghai and its shareholders or upon the transfer of all the equity interest held by Zhongchao Shanghai’s shareholders to Zhongchao WFOE and/or a third party designated by Zhongchao WFOE.

Agreements that Provide Us with the Option to Purchase the Equity Interest in Zhongchao Shanghai

Business Cooperation Agreement

Under the business cooperation agreement dated August 14, 2019, without Zhongchao WFOE’s prior written consent, Zhongchao Shanghai agrees not to engage in any transaction which may materially affect its asset, obligation, right or operation, including but not limited to: any activities not within its normal business scope, merger and acquisition, offering any loan to any third party and incurring any debt from any third party. Zhongchao Shanghai shall seek approval from Zhongchao WFOE prior to entering into any material contract, except the contracts executed in the ordinary course of business. Zhongchao Shanghai shall cause the persons designated by Zhongchao WFOE to be the directors and executive officers of Zhongchao Shanghai. This agreement will remain effective as long as Zhongchao Shanghai exists, unless Zhongchao WFOE advance written notice to Zhongchao Shanghai and its shareholders or upon the transfer of all the equity interest held by Zhongchao Shanghai’s shareholders to Zhongchao WFOE and/or a third party designated by Zhongchao WFOE.

Exclusive Option Agreement

Pursuant to the exclusive option agreement dated August 14, 2019, each shareholder of Zhongchao Shanghai has irrevocably granted Zhongchao WFOE an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of the shareholder’s equity interests in Zhongchao Shanghai. The purchase price is equal to the lowest price allowable under PRC laws and regulations at the time of the transfer. Zhongchao Shanghai has agreed that without Zhongchao WFOE’s prior written consent, Zhongchao Shanghai shall cause the persons designated by Zhongchao WFOE to be the directors and executive officers of Zhongchao Shanghai, not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests, provide any loans to any third parties, enter into any material contract, merge with or acquire any other persons or make any investments, or distribute dividends to the shareholders. The shareholders of Zhongchao Shanghai have agreed that, without Zhongchao WFOE’s prior written consent, they will not dispose of their equity interests in Zhongchao Shanghai or create or allow any encumbrance on their equity interests. Moreover, without Zhongchao WFOE’s prior written consent, no dividend will be distributed to Zhongchao Shanghai’s shareholders, and if any of the shareholders receives any profit, interest, dividend or proceeds of share transfer or liquidation, the shareholder must give such profit, interest, dividend and proceeds to Zhongchao WFOE. These agreements will remain effective as long as Zhongchao Shanghai exists unless Zhongchao WFOE advance written notice to Zhongchao Shanghai and the shareholders or upon the transfer of all the equity interest held by the shareholders to Zhongchao WFOE and/or its designee.

The Company has concluded that the Company is the primary beneficiary of Zhongchao Shanghai and its subsidiaries, and should consolidate their financial statements. The Company is the primary beneficiary based on the Proxy Agreement and Power of Attorney entered into as part of the VIE Agreements that each equity holder of Zhongchao Shanghai assigned their rights as a shareholder of Zhongchao Shanghai to Zhongchao WOFE. These rights include, but are not limited to, voting on all matters of Zhongchao Shanghai requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in Zhongchao Shanghai, oversee and review Zhongchao Shanghai’s operation and financial information. As such, the Company, through Zhongchao WOFE, is deemed to hold all of the voting equity interest in Zhongchao Shanghai and its subsidiaries. For the periods presented, the Company has not provided any financial or other support to either Zhongchao Shanghai or its subsidiaries. However, pursuant to the Master Exclusive Services Agreement, the Company may provide complete technical support, consulting services and other services during the term of the VIE agreements. Though not explicit in the VIE agreements, the Company may provide financial support to Zhongchao Shanghai and its subsidiaries to meet its working capital requirements and capitalization purposes. The terms of the VIE Agreements and the Company’s plan of financial support to the VIE were considered in determining that the Company is the primary beneficiary of the VIE. Accordingly, the financial statements of the VIE are consolidated in the Company’s consolidated financial statements.

Based on the foregoing VIE Agreements, Zhongchao WFOE consolidated the financial statements of Zhongchao Shanghai and its subsidiaries, which enables Zhongchao WFOE to receive all of their expected residual returns and absorb the expected losses of the VIE and its subsidiaries. Accordingly, the Company consolidates the accounts of Zhongchao Shanghai and its subsidiaries for the periods presented herein, in accordance with Accounting Standards Codification, or ASC, 810-10, Consolidation.